Other financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial liabilities
Non-Current	$ 25,688	$ 65,231
Current	48,117	16,052
Total	73,805	81,283
Reindus loan
Other financial liabilities
Non-Current	17,193	23,630
Current	7,804	10,797
Total	24,997	34,427
SEPI Loan
Other financial liabilities
Non-Current		36,147
Current	37,074	1,899
Total	37,074	38,046
Other financial liabilities
Other financial liabilities
Non-Current	7,409	3,913
Current	2,384	1,056
Total	9,793	4,969
Derivative financial instruments
Other financial liabilities
Non-Current	1,086	1,541
Current	855	2,300
Total	$ 1,941	$ 3,841